SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average, exercise price, beginning	$ 1.12
Weighted average remaining life in years		3 years 10 months 24 days
Intrinsic value, beginning	$ 211,200
Weighted average, exercise price, issued		$ 1.04
Weighted average, exercise price, ending		$ 1.12
Intrinsic value, ending		$ 211,200
Warrants outstanding, exercisable		1,766,702
Weighted average, exercise price, exercisable		$ 1.12
Weighted average remaining life in years, Exercisable		3 years 10 months 24 days
Intrinsic value, exercisable ending		$ 211,200
Weighted average, exercise price, exercised		$ 1.03
Weighted average, exercise price, expired
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock option, beginning	120,000
Weighted average, exercise price, beginning	$ 0.52
Weighted average remaining life in years	4 years 3 months 18 days	4 years 3 months 18 days
Intrinsic value, beginning
Number of options issued		120,000
Weighted average, exercise price, issued		$ 0.52
Intrinsic value, issued		$ 1,800
Number of stock option, beginning	120,000	120,000
Weighted average, exercise price, ending	$ 0.52	$ 0.52
Intrinsic value, ending
Warrants outstanding, exercisable	105,000	90,000
Weighted average, exercise price, exercisable	$ 0.52	$ 0.52
Weighted average remaining life in years, Exercisable	4 years 3 months 18 days	4 years 9 months 18 days
Intrinsic value, exercisable ending		$ 1,350
Weighted average remaining life in years		4 years 9 months 18 days
Intrinsic value, beginning	$ 1,800
Weighted average remaining life in years		4 years 9 months 18 days
Number of options exercised
Weighted average, exercise price, exercised
Number of options cancelled
Weighted average, exercise price, expired
Number of options, expired
Intrinsic value, ending		$ 1,800